Investment Securities - Summary of Investment Securities (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	¥ 1,807,246	¥ 366,997
Equity instruments at fair value through other comprehensive income	5,553,556	5,170,856
Debt instruments at fair value through other comprehensive income	25,823,437	28,008,280
Total investment securities	33,184,239	33,546,133
Domestic [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	1,697,233	274,414
Debt instruments at fair value through other comprehensive income	10,614,690	12,649,244
Domestic [member] | Japanese government bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	1,532,359	109,550
Domestic [member] | Japanese municipal bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	151,890	151,882
Domestic [member] | Japanese corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	12,984	12,982
Domestic [member] | Debt instruments [member] | Japanese government bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	9,277,588	11,180,546
Domestic [member] | Debt instruments [member] | Japanese municipal bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	753,536	822,575
Domestic [member] | Debt instruments [member] | Japanese corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	583,044	645,602
Domestic [member] | Debt instruments [member] | Other debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	522	521
Foreign [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	110,013	92,583
Debt instruments at fair value through other comprehensive income	15,208,747	15,359,036
Foreign [member] | Bonds issued by governments and official institutions excluding U.S. Treasury and other U.S. government agency bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	77,233	66,896
Foreign [member] | Mortgage-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	12,917	13,876
Foreign [member] | Other debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	19,863	11,811
Foreign [member] | Debt instruments [member] | U.S. Treasury and other U.S. government agency bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	5,586,854	5,539,051
Foreign [member] | Debt instruments [member] | Bonds issued by governments and official institutions excluding U.S. Treasury and other U.S. government agency bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	4,527,741	4,531,619
Foreign [member] | Debt instruments [member] | Mortgage-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	3,948,383	4,238,051
Foreign [member] | Debt instruments [member] | Other debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	1,145,769	1,050,315
Domestic equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	3,663,199	3,362,996
Foreign equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	¥ 1,890,357	¥ 1,807,860